Expense Example, No Redemption - FidelityStockSelectorSmallCapFund-AMCIZPRO - FidelityStockSelectorSmallCapFund-AMCIZPRO - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Stock Selector Small Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 686
3 Years	922
5 Years	1,177
10 Years	1,903
Fidelity Advisor Stock Selector Small Cap Fund - Class C
Expense Example, No Redemption:
1 Year	196
3 Years	606
5 Years	1,042
10 Years	2,054
Fidelity Advisor Stock Selector Small Cap Fund - Class M
Expense Example, No Redemption:
1 Year	490
3 Years	787
5 Years	1,104
10 Years	2,003
Fidelity Advisor Stock Selector Small Cap Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	1,108
Fidelity Advisor Stock Selector Small Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	$ 942